Segments (Tables)	12 Months Ended
Dec. 31, 2022
Segments [Abstract]
Schedule of operations under a single segment of products and technology	Below is data relating to business segments – before the business combination date (see Note 1 above), the Company reported its business operations under a single segment of products and technology.
	Year ended December 31, 2022
	Professional services	Products and technology	Unallocated*	Total
	USD in thousands

Revenues from external customers	78,004	1,739	-	79,743

Total revenues	78,004	1,739	-	79,743

Segment results (operating loss)	(20,659)	(43,019)	(15,829)	(79,507)

Finance expenses, net				(1,232)

Loss before taxes on income				(80,739)
*	Expenses related to a merger transaction in 2022, see Note 5d below.
	Year ended December 31, 2021
	Professional services	Products and technology	Total
	USD in thousands

Revenues from external customers	31,585	935	32,520

Total revenues	31,585	935	32,520

Segment results (Operating loss)	(1,534)	(11,307)	(12,841)

Finance expenses, net			(312)

Loss before taxes on income			(13,153)

Schedule of revenues
	Israel	America	Europe	Asia Pacific	Total
	USD in thousands

Revenues	76,127	339	2,983	294	79,743
	Israel	America	Europe	Asia Pacific	Total
	USD in thousands

Revenues	31,049	680	755	36	32,520

Schedule of turnover with main customers	Below are revenue by country, based on customer location - before the business combination date (see Note 1 above) geographical segments were not analyzed due to immateriality (most of the company revenues and the carrying amounts of non-current assets are in the Company’s country of domicile (Israel)):
USD in thousands
Turnover with main customers (1):
Customer A	10,257
Customer B	6,706

16,963
(1)	Customers in the professional services segment.
% of total sales

Customer A	13%
Customer B	8%

21%
Year ended December 31, 2021
USD in thousands

Turnover with main customers (1):
Customer A	7,004
Customer B	3,887

10,891
% of total sales
2021

Customer A	22%
Customer B	12%

34%